OPERATING LEASES (Narrative) (Details)	Jul. 31, 2020 USD ($)
Lessor, Lease, Description [Line Items]
Minimum sublease rentals	$ 27,492,523
Minimum [Member]
Lessor, Lease, Description [Line Items]
Operating leases extended period	5 years
Maximum [Member]
Lessor, Lease, Description [Line Items]
Operating leases extended period	49 years